INVESTMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2017	Jun. 30, 2014	Nov. 18, 2013	Nov. 30, 2015	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 20, 2017	Jun. 16, 2017	Dec. 31, 2007
Business Acquisition [Line Items]
Private equity placement issued amount						$ 103,748	$ 120,069
Shares as dividend-in-kind (in shares)									699,802
Company acquired additional shares in open market (in shares)									488,216
Company acquired additional shares in private transaction (in shares)				1,521,300
Dividends paid (in dollars per share)						$ 0.53	$ 1.37	$ 1.38
Cash value (in dollars per share)											$ 30	$ 115
Loss on investments						$ (8,435)	$ (46,642)	$ (2,462)
Impairment of investment						0	37,300
NATs share of NAOs total market capitalization						$ 12,000	$ 16,600
Nordic American Offshore Limited [Member]
Business Acquisition [Line Items]
Private equity placement participation					$ 10,000
Shares as dividend-in-kind (in shares)	4,024,745
Ownership interest					22.60%	16.10%	29.10%
Transaction recognized in dilution loss					$ 2,600
Dividends paid (in dollars per share)	$ 0.10
Number of shareholders held common shares (in shares)	250
Number of shareholders received common shares (in shares)	1
Common shares received per common share (in shares)	24.4
Cash value (in dollars per share)	$ 0.05
Closing price (in dollars per share)										$ 1.22
Maximum number of shares held by shareholder to receive cash dividend (in shares)	249
Cash dividend received per common share (in dollars per share)	$ 0.05
Loss on investments	$ 700
Carrying value of investment						$ 12,200
Financial Position [Abstract]
Current assets						37,076	$ 7,909
Noncurrent assets						350,635	366,945
Total Assets						387,711	374,854
Current liabilities						2,809	4,089
Noncurrent liabilities						136,629	136,568
Total Shareholders' Equity						248,273	234,196
Total liabilities and equity						387,711	374,854
NATs share of NAOs equity						40,000	68,100
Summarized Statement of Operations information [Abstract]
Operating Revenues						17,895	17,697	36,372
Net Operating (Loss) Income						(26,068)	(28,543)	(8,372)
Net (Loss) Income						(29,326)	(32,151)	(10,844)
NATs portion of NAOs Net (Loss) Income						(5,100)	(9,300)	$ (2,500)
Dividends received						$ 1,000	$ 1,700
Nordic American Offshore Limited [Member] | Private Placement [Member]
Business Acquisition [Line Items]
Private equity placement issued amount			$ 250,000
Private equity placement participation			$ 65,000
Private equity placement participation (in shares)			4,333,566
Nordic American Offshore Limited [Member] | IPO [Member]
Business Acquisition [Line Items]
Shares acquired (in shares)		375,000
Cost of shares acquired		$ 5,600